Schedule of aging of company’s trade receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Trade receivables	$ 1,897	$ 1,950
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,687	1,910
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables		38
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	201
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 9	$ 2